PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment	$ 3,288	$ 2,984
Accumulated depreciation	1,537	1,191
Property and equipment, net	1,751	1,793
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	799	723
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,915	1,721
Computers and auxiliary equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 574	$ 540